Premium Income and Premiums Paid to Reinsurers - Summary of Premiums Paid to Reinsurers (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Expenses arising from reinsurance held	€ 3,518	€ 2,703	€ 2,434
Life insurance general account [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Expenses arising from reinsurance held	3,326	2,541	2,276
Non-Life insurance [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Expenses arising from reinsurance held	192	162	158
Accident and health insurance [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Expenses arising from reinsurance held	164	137	138
General insurance [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Expenses arising from reinsurance held	€ 27	€ 25	€ 19